Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity
Stockholders' Equity

(9)   Stockholders’ Equity

(a)	Overview

The Company’s Certificate of Incorporation, originally filed on January 11, 2016, was amended on April 15, 2020, to increase the number of shares of common stock authorized and to authorize the issuance of preferred stock. The Company’s Certificate of Incorporation was further amended and restated on April 27, 2021. The total number of shares which the Company is authorized to issue is 300,000,000, each with a par value of $0.0001 per share. Of these shares, 290,000,000 shall be common stock and 10,000,000 shall be preferred stock. At September 30, 2022, and December 31, 2021, the Company had 12,977,234 and 12,904,574 shares of common stock issued and outstanding, respectively. Of shares sold in 2018, an aggregate of 292,250 shares were issued to two purchasers in exchange for subscriptions receivable bearing interest at 4% per annum and secured by the underlying restricted shares. Both subscriptions receivable and accumulated interest were repaid in 2021. The preferred stock is undesignated; no shares of preferred stock have been issued.

The Company’s IPO was completed on July 13, 2021, in which it sold 7,187,500 shares at a public offering price of $4.00 per share. The gross proceeds from the IPO were $28,750,000 from which the Company paid $2,415,000 of underwriting commissions and expenses and $934,427 of other offering expenses. The underwriter also paid $100 in aggregate for the underwriter warrants issued in connection with the IPO. See Note 10.

(b)	Common Stock
i.	Dividends

Subject to the rights of holders of any preferred stock, holders of common stock are entitled to receive dividends as may be declared from time to time by the Board. No cash dividends were declared or paid during the three and nine months ended September 30, 2022, nor at any other time through the date of these financial statements.

ii.	Liquidation

Subject to the rights of holders of any preferred stock as to liquidation, upon the liquidation, dissolution or winding up of the Company, the remaining assets of the Company will be distributed to holders of common stock.

iii.	Voting

Holders of common stock are entitled to one vote for each share of common stock held but shall not be entitled to vote on any amendment to the Certificate of Incorporation that relates solely to the terms of any series of preferred stock. There is no cumulative voting.

(10)   Stockholders’ Equity

(a)   Overview

The Company’s Certificate of Incorporation, originally filed on January 11, 2016, was amended on April 15, 2020, to increase the number of shares of common stock authorized and to authorize the issuance of Preferred Stock. The Company’s Certificate of Incorporation was further amended and restated on April 27, 2021. The total number of shares which the Company is authorized to issue is 300,000,000, each with a par value of $0.0001 per share. Of these shares, 290,000,000 shall be common stock and 10,000,000 shall be Preferred Stock. At December 31, 2021, the Company had issued and outstanding 12,904,574 shares all of which were free of vesting restrictions. As of December 31, 2020, the Company had issued and outstanding 4,636,216 shares of restricted common stock which, at issuance, were subject to forfeiture until vested. At December 31, 2020, 4,489,738 shares of restricted common stock had vested. Of shares sold in 2018, an aggregate of 292,250 shares were issued to two purchasers in exchange for subscriptions receivable bearing interest at 4% per annum and secured by the underlying restricted shares. One subscription receivable in the principal amount of $3,290 and accumulated interest was repaid in full in April 2021. The second subscription receivable and accrued interest was repaid in full during the fourth quarter of 2021. The Preferred Stock is undesignated; no shares of Preferred Stock have been issued.

At the IPO and at December 31, 2020, the Company had reserved 1,080,858 shares and 1,050,694 shares, respectively, of common stock for the conversion of outstanding convertible promissory notes (see Note 9) and the exercise of outstanding warrants to purchase shares of common stock (see Note 11).

The following table lists information about unvested restricted common stock.

Unvested restricted common stock at December 31, 2020	146,483
Shares issued	—
Shares vested	(146,483)
Unvested restricted common stock at December 31, 2021	—

Our IPO was completed on July 13, 2021, in which we sold 7,187,500 shares at a public offering price of $4.00 per share. The gross proceeds from the IPO were $28,750,000 from which we paid $2,415,000 of underwriting commissions and expenses and $934,427 of other offering expenses. The underwriter also paid $100 in aggregate for the underwriter warrants issued in connection with the IPO.

(b)   Common Stock

i.	Dividends

Subject to the rights of holders of any Preferred Stock, holders of common stock are entitled to receive dividends as may be declared from time to time by the Board. No cash dividends were declared or paid during the years ended December 31, 2021 and 2020, or at any other time through the date of these financial statements.

ii.	Liquidation

Subject to the rights of holders of any Preferred Stock as to liquidation, upon the liquidation, dissolution or winding up of the Company, the remaining assets of the Company will be distributed to holders of common stock.

iii.	Voting

Holders of Common Stock are entitled to one vote for each share of common stock held but shall not be entitled to vote on any amendment to the Certificate of Incorporation that relates solely to the terms of any series of Preferred Stock. There is no cumulative voting.